[MGIC Investment Corporation Letterhead]
March 18, 2008

United States Securities and Exchange Commission 100 F. Street, N.E. Washington, D.C. 20549

Re:	Pre-Effective Amendment No. 2 to Registration Statement on Form S-1 Commission File No. 333-149506
Ladies & Gentlemen:
     MGIC Investment Corporation (the “Company”) is today filing Pre-Effective Amendment No. 2 to its Registration Statement on Form S-1 relating to an underwritten public offering of shares of its common stock for cash. The amendment adds disclosure regarding the existence of a concurrent private placement of the Company’s convertible junior subordinated debentures (the “Debentures”). In connection with that private placement, the Company wishes to advise the Staff of the Commission of the following:
     Banc of America Securities LLC (“BAS”) has informed the Company that on February 19, 2008, on behalf of the Company, it sent non-disclosure agreements (“NDAs”) to twelve prospective offerees of the Debentures. Each of these prospective offerees was a “qualified institutional buyer” (a “QIB”) within the meaning of Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), with whom BAS had a substantive, pre-existing relationship. Nine of the twelve prospective offerees executed nondisclosure agreements (“NDAs”). BAS and/or the Company had substantive private discussions with these prospective investors regarding the Company and the terms of the Debentures. The other three prospective offerees did not sign NDAs and no discussions took place with them. The Company filed its Registration Statement on Form S-1 with respect to its offering of common stock for cash on March 3, 2008, and that registration statement did not refer to the potential offering of the Debentures.
     Immediately following the filing of Pre-Effective Amendment No. 2 to the Registration Statement on Form S-1 with respect to the common stock offering, BAS and four other firms expect to circulate privately an offering memorandum with respect to the private placement of the Debentures on a Rule 144A basis to additional prospective investors. All such prospective investors will be QIBs with whom BAS or such other firms have substantive, pre-existing relationships. The Company has not received, and BAS has informed the Company that it has not received, any inquiries regarding a potential convertible securities offering (so called “reverse inquiries”). BAS will not, and will inform the other firms participating in the private placement of the Debentures not to, solicit or accept offers based on reverse inquiries.
     Furthermore, we have been informed by BAS that the marketing process for the common stock offering and the private placement of the Debentures will be conducted separately, with different offering documents and different marketing forums. None of the marketing with respect to the private placement of the Debentures has involved, or will involve, a general solicitation. The marketing with respect to the private placement of the Debentures has otherwise been, and will otherwise be, consistent with BAS’s and such other firms’ procedures in connection with private placements. The Company’s press release announcing its offering of the Debentures will comply with Rule 135c.
     The Company is also submitting an acceleration request, requesting that its Registration Statement on Form S-1, as amended, become effective at the date and time referenced therein (the “Acceleration Request”). In connection with the Acceleration Request, the Company acknowledges that:
•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from full responsibility for the adequacy and accuracy of the disclosure in the filing; and
•	the Company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
     Should you have any questions regarding the above, please feel free to contact Patrick G. Quick of the law firm of Foley & Lardner LLP at (414) 297-5678.

Very truly yours, MGIC INVESTMENT CORPORATION
By:	/s/ J. Michael Lauer
J. Michael Lauer
Executive Vice President and Chief Financial Officer